Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 BusinessDivision segment	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loans, allowance for loan losses and credit quality
Number of portfolio segments	2
Number of Business Divisions	2
Loans (CHF million)
Gross loans	234,357	219,891
of which held at amortized cost	213,663	201,339
of which held at fair value	20,694	18,552
Net (unearned income)/deferred expenses	(34)	(32)
allowance for loan losses	(910)	(1,017)	(1,395)	(1,639)
Net loans	233,413	218,842
Impaired loan portfolio (CHF million)
Non-performing loans	758	961
Non-interest-earning loans	262	340
Total non-performing and non-interest-earning loans	1,020	1,301
Restructured loans	18	52
Potential problem loans	680	510
Total other impaired loans	698	562
Gross impaired loans	1,718	1,863
Switzerland
Loans (CHF million)
Gross loans	146,737	138,989
Foreign
Loans (CHF million)
Gross loans	87,620	80,902
Consumer
Loans (CHF million)
Gross loans	121,411	114,885
of which held at amortized cost	121,401	114,879
allowance for loan losses	(289)	(279)
Impaired loan portfolio (CHF million)
Non-performing loans	465	530
Non-interest-earning loans	55	71
Total non-performing and non-interest-earning loans	520	601
Restructured loans	1	0
Potential problem loans	144	79
Total other impaired loans	145	79
Gross impaired loans	665	680
Mortgages
Loans (CHF million)
Gross loans	88,255	84,625
of which held at amortized cost	88,255	84,625
Impaired loan portfolio (CHF million)
Non-performing loans	176	208
Non-interest-earning loans	14	22
Total non-performing and non-interest-earning loans	190	230
Restructured loans	1	0
Potential problem loans	73	74
Total other impaired loans	74	74
Gross impaired loans	264	304
Loans collateralized by securities
Loans (CHF million)
Gross loans	26,461	24,552
of which held at amortized cost	26,461	24,552
Impaired loan portfolio (CHF million)
Non-performing loans	27	40
Non-interest-earning loans	13	19
Total non-performing and non-interest-earning loans	40	59
Restructured loans	0	0
Potential problem loans	46	1
Total other impaired loans	46	1
Gross impaired loans	86	60
Consumer finance
Loans (CHF million)
Gross loans	6,695	5,708
of which held at amortized cost	6,685	5,702
Impaired loan portfolio (CHF million)
Non-performing loans	262	282
Non-interest-earning loans	28	30
Total non-performing and non-interest-earning loans	290	312
Restructured loans	0	0
Potential problem loans	25	4
Total other impaired loans	25	4
Gross impaired loans	315	316
Corporate and institutional
Loans (CHF million)
Gross loans	112,946	105,006
of which held at amortized cost	92,262	86,460
allowance for loan losses	(621)	(738)
Impaired loan portfolio (CHF million)
Non-performing loans	293	431
Non-interest-earning loans	207	269
Total non-performing and non-interest-earning loans	500	700
Restructured loans	17	52
Potential problem loans	536	431
Total other impaired loans	553	483
Gross impaired loans	1,053	1,183
Real estate.
Loans (CHF million)
Gross loans	25,185	23,362
of which held at amortized cost	24,914	23,088
Impaired loan portfolio (CHF million)
Non-performing loans	29	55
Non-interest-earning loans	7	13
Total non-performing and non-interest-earning loans	36	68
Restructured loans	0	0
Potential problem loans	24	15
Total other impaired loans	24	15
Gross impaired loans	60	83
Commercial and industrial loans
Loans (CHF million)
Gross loans	59,998	54,673
of which held at amortized cost	47,848	44,542
Impaired loan portfolio (CHF million)
Non-performing loans	215	353
Non-interest-earning loans	129	207
Total non-performing and non-interest-earning loans	344	560
Restructured loans	17	52
Potential problem loans	454	339
Total other impaired loans	471	391
Gross impaired loans	815	951
Financial institutions
Loans (CHF million)
Gross loans	25,373	24,764
of which held at amortized cost	17,714	17,181
Impaired loan portfolio (CHF million)
Non-performing loans	49	23
Non-interest-earning loans	65	43
Total non-performing and non-interest-earning loans	114	66
Restructured loans	0	0
Potential problem loans	58	77
Total other impaired loans	58	77
Gross impaired loans	172	143
Governments and public institutions
Loans (CHF million)
Gross loans	2,390	2,207
of which held at amortized cost	1,786	1,649
Impaired loan portfolio (CHF million)
Non-performing loans	0	0
Non-interest-earning loans	6	6
Total non-performing and non-interest-earning loans	6	6
Restructured loans	0	0
Potential problem loans	0	0
Total other impaired loans	0	0
Gross impaired loans	6	6